Investments	12 Months Ended
Dec. 31, 2016
Investments
Investments

Note 2

Investments

The following is a summary of the amortized cost and estimated fair value of short-term investments for both available-for-sale and trading securities at the end of each year:

	December 31, 2016		December 31, 2015
	Amortized	Fair	Amortized	Fair
(Millions of dollars)	Cost	Value	Cost	Value
Money market funds	$—	$—	$81	$81
Total available-for-sale short-term investments	—	—	81	81
Domestic equity securities	444	482	475	466
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	437	437	452	450
Foreign equity securities	198	199	120	120
High yield securities	114	115	108	104
Collateralized loan obligations	25	26	10	10
Money market funds held in trading accounts	13	13	22	22
Other trading securities	5	5	1	1
Total trading short-term investments	1,236	1,277	1,188	1,173
Total short-term investments	$1,236	$1,277	$1,269	$1,254

Unrealized gains (losses) related to trading securities were $49 million, $(12) million and $(7) million for the years ended December 31, 2016, 2015 and 2014, respectively. Seaboard had $91 million of equity securities denominated in foreign currencies at December 31, 2016, with $35 million in euros, $20 million in Japanese yen, $16 million in the British pound, $6 million in the Swiss franc and the remaining $14 million in various other currencies. Seaboard had $80 million of equity securities denominated in foreign currencies at December 31, 2015, with $25 million in euros, $20 million in Japanese yen, $15 million in the British pound, $7 million in the Swiss franc and the remaining $13 million in various other currencies. Also, money market funds included $1 million and $3 million denominated in various foreign currencies at December 31, 2016 and 2015, respectively.

In addition to its short-term investments, Seaboard also has trading securities related to Seaboard’s deferred compensation plans classified in other current assets on the consolidated balance sheets. See Note 8 for information on the types of trading securities held related to the deferred compensation plans. See Note 9 for a discussion of assets held in conjunction with investments related to Seaboard’s defined benefit pension plan.

Seaboard had $28 million and $20 million of cost method investments classified in other non-current assets on the consolidated balance sheets as of December 31, 2016 and 2015, respectively. During 2015, Seaboard invested $18 million for a 12% noncontrolling interest in a grain trading and poultry business in Morocco.